The table below presents a conciliation of stockholders' equity and net income attributed to the parent between standards adopted in Brazil (BRGAAP) and IFRS, with the conceptual description of the main adjustments: (Details) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Stockholders Equity And Net Income - Brgaap Vs Ifrs
Stockholders' equity attributed under to the Parent Brazilian GAAP	R$ 82,061,915	R$ 78,739,563	R$ 78,968,183
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	(54,801)	(103,386)	(882)
Reclassification of fair value through other comprehensive income	(33)	182,094	(522,107)
Impairment of financial assets measured at amortized cost	(816,600)	(1,468,494)	(635,194)
Remensurations, Debt instruments, due to reclassifications IFRS 9			907
Category transfers - IFRS 9	(219,671)	(141,260)	357,972
Deferral of financial fees, commissions and inherent costs under effective interest rate method	1,493,810	1,549,438	1,324,853
Reversal of goodwill amortization	27,136,573	26,709,187	27,527,699
Realization on purchase price adjustments	594,784	603,544	615,953
Option for Acquisition of Equity Instrument	(798,016)	(763,988)	(1,744,336)
Santander Serviços goodwill (Santusa)	(298,978)	(179,387)	(209,285)
Reversal of Provision PIS Law 9,718	980,212
Others	103,640	512,835	93,224
Stockholders' equity attributed to the parent under IFRS	110,182,834	105,640,146	105,776,987
Non-controlling interest under IFRS	497,342	334,349	312,885
Stockholders' equity (including non-controlling interest) under IFRS	110,680,176	105,974,495	106,089,872
Net income attributed to the Parent under Brazilian GAAP	12,570,191	14,987,716	13,469,380
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	(9,826)	(83,995)	(27,428)
Reclassification of fair value through other comprehensive income	(177,887)	45,826	68,960
Impairment of financial assets measured at amortized cost	805,578	(1,028,937)	(498,778)
Remensurations, Debt instruments, due to reclassifications IFRS 9			907
Category transfers - IFRS 9	14,722	126,520	(78,057)
Deferral of financial fees, commissions and inherent costs under effective interest rate method	(90,260)	215,525	185,478
Reversal of goodwill amortization	96,162	29,658	145,903
Realization on purchase price adjustments	(8,760)	(17,758)	(5,348)
Option to Acquire Own Equity Instrument	184,810	1,180,949	318,929
Santander Serviços goodwill (Santusa)		29,898	29,898
Tax credit with realization over 10 years			(184,005)
Reversal of Provision PIS Law 9,718	980,212
Others	(77,849)	42,648	(7,311)
Net income attributed to the parent under IFRS	14,287,093	15,528,051	13,418,528
Non-controlling interest under IFRS	52,382	31,272	32,224
Net income (including non-controlling interest) under IFRS	R$ 14,339,475	R$ 15,559,323	R$ 13,450,752